INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2019
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS

17. INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS

Starting from 2015 and as further developed in May 2019, the Company’s chief operating decision maker (“CODM”) is the management committee including its CEO, deputy CEO, COO and a group of CEO and his deputy’s direct reports. The Company reports its financial performance based on the following reportable segments: Search and Portal, Taxi, Classifieds, Media Services and E-commerce prior to deconsolidation of Yandex.Market on April 27, 2018. In 2019, Search and Portal segment also includes Yandex.Health and Yandex Data Factory, previously reported in Other Bets and Experiments. The results of the Company’s remaining operating segments, including Zen, Yandex.Cloud, Yandex.Drive, Geolocation Services and Yandex.Education, that do not meet the quantitative or the qualitative thresholds for disclosure, are combined into the other category defined as Other Bets and Experiments which is shown separately from the reportable segments and reconciling items. Previously Yandex.Education was a part of Search and Portal segment. In addition to the described changes, the Company changed the approach to intersegment revenue recognition in relation to Zen and approach to intersegment allocation related to office rent expenses and administrative support services of the Company’s business units. Now the Company recognizes payments of Zen to Yandex.Browser, Yandex Homepage and Yandex Search app as traffic acquisition costs rather than revenue elimination.

Now the Company nets office rent expenses and administrative support services expenses within Search and Portal segment at operating costs level as opposed to treating business units share of rent expenses as intersegment revenue of Search and Portal. These changes insure consistency with internal reporting. Segment results below have been restated for all periods presented to reflect these reclassifications.

Reportable segments derive revenues from the following services:

●	Search and Portal, which includes all our services offered in Russia, Belarus and Kazakhstan (and, for periods prior to the imposition of sanctions on Yandex by the government of Ukraine in May 2017, all our services offered in Ukraine), among which are search, location-based, personalized and mobile services, that enable the Company’s users to find relevant and objective information quickly and easily and to communicate and connect over the internet, from both their desktops and mobile devices;
●	Taxi includes our Ride-hailing business (which consists of Yandex.Taxi and Uber in Russia and other countries), FoodTech business (including Yandex.Eats, Yandex.Chef and Yandex.Lavka, a hyper local convenience store delivery service) and our Self-Driving Cars (“SDC”) division;
●	Classifieds (including Auto.ru, Yandex.Realty and Yandex.Jobs) which derives revenues from online advertising and listing fees;
●	Media Services (including KinoPoisk, Yandex Music, Yandex.Afisha, Yandex.TV program, our production center Yandex.Studio and our subscription service Yandex.Plus) which derives revenue from online advertising and transaction revenues, including music and video content subscriptions as well as event tickets sales; and
●	E-commerce (the Company’s Yandex.Market service for the period prior to April 27, 2018, the date of the completion of the Yandex.Market joint venture between Yandex and Sberbank of Russia. Following the completion of the joint venture, Yandex.Market was deconsolidated and is now treated as an equity investee under the equity method accounting).

The Company accounts for intersegment revenues as if the services were provided to third parties, that is, at the level approximating current market prices.

The measures of the segments’ profits and losses that are used by the CODM to assess segment performance and decide how to allocate resources are presented below. Each segment’s assets and capital expenditures are not reviewed by the CODM.

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Search and Portal:
Revenues from external customers	79,104	95,496	113,007	1,433.2
Intersegment revenues	3,295	5,525	8,827	111.9
Depreciation and amortization	(9,781)	(10,064)	(12,113)	(153.6)
Adjusted operating income	28,185	38,444	45,416	576.0
Taxi:
Revenues from external customers	4,891	19,213	38,045	482.5
Intersegment revenues	—	—	—	—
Depreciation and amortization	(46)	(745)	(967)	(12.3)
Adjusted operating income	(8,009)	(4,530)	542	6.9
Classifieds:
Revenues from external customers	2,060	3,717	5,390	68.4
Intersegment revenues	—	—	—	—
Depreciation and amortization	(53)	(67)	(27)	(0.3)
Adjusted operating income	74	(205)	297	3.8
Media Services:
Revenues from external customers	1,187	1,909	3,867	49.0
Intersegment revenues	—	—	—	—
Depreciation and amortization	(99)	(71)	(94)	(1.2)
Adjusted operating income	(507)	(845)	(2,259)	(28.6)
Other Bets and Experiments:
Revenues from external customers	1,844	5,625	15,082	191.3
Intersegment revenues	—	—	—	—
Depreciation and amortization	(1,122)	(1,037)	(1,376)	(17.5)
Adjusted operating income	(3,278)	(4,146)	(6,581)	(83.5)
E-commerce:
Revenues from external customers	4,968	1,697	—	—
Intersegment revenues	—	—	—	—
Depreciation and amortization	(54)	(11)	—	—
Adjusted operating income	1,556	(273)	—	—
Eliminations:
Revenues from external customers	—	—	—	-
Intersegment revenues	(3,295)	(5,525)	(8,827)	(111.9)
Depreciation and amortization	(84)	(142)	(200)	(2.5)
Adjusted operating income	—	—	—	—
Total:
Revenues from external customers	94,054	127,657	175,391	2,224.4
Intersegment revenues	—	—	—	—
Depreciation and amortization	(11,239)	(12,137)	(14,777)	(187.4)
Adjusted operating income	18,021	28,445	37,415	474.6

The reconciliation between adjusted operating income and net income is as follows:

	2017	2018	2019	2019
	RUB	RUB	RUB	$

Adjusted operating income	18,021	28,445	37,415	474.6
Less: share-based compensation expense	(4,193)	(6,552)	(9,855)	(125.0)
Add: interest income	2,909	3,382	3,315	42.0
Less: interest expense	(897)	(945)	(74)	(0.9)
Less: other (loss)/income, net	(757)	936	(5,086)	(64.5)
Add: effect of Yandex.Market deconsolidation	—	28,244	—	—
Less: operating losses resulting from sanctions in Ukraine	(404)	—	—	—
Less: amortization of acquisition-related intangible assets	(379)	(1,007)	(1,179)	(15.0)
Less: compensation expense related to contingent consideration	(203)	(44)	(38)	(0.5)
Less: one-off restructuring cost	—	—	(881)	(11.1)
Less: goodwill impairment	—	—	(762)	(9.7)
Less: income tax expense	(5,016)	(8,201)	(11,656)	(147.9)
Net income	9,081	44,258	11,199	142.0

The Company’s revenues consist of the following:

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Online advertising revenues(1):
Yandex websites	65,149	78,696	96,258	1,220.8
Yandex ad network websites	22,251	24,041	25,480	323.1
Total online advertising revenues	87,400	102,737	121,738	1,543.9
Revenues of Taxi business	4,891	19,213	37,931	481.1
Other revenues	1,763	5,707	15,722	199.4
Total revenues	94,054	127,657	175,391	2,224.4
(1)	The Company records revenue net of VAT, sales agency commissions and bonuses and discounts. Because it is impractical to track commissions, bonuses and discounts for online advertising revenues generated on Yandex websites and on those of the Yandex ad network members separately, the Company has allocated commissions, bonuses and discounts between its Yandex websites and the Yandex ad network websites proportionately to their respective gross revenue contributions.

Revenues disaggregated by geography, based on the billing address of the customer, consist of the following:

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Revenues:
Russia	87,470	118,128	162,958	2,066.7
Rest of the world	6,584	9,529	12,433	157.7
Total revenues	94,054	127,657	175,391	2,224.4

The following table sets forth long-lived assets other than financial instruments and deferred tax assets by geographic area:

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Long-lived assets:
Russia	44,541	117,602	131,267	1,664.8
Finland	6,802	5,946	5,668	71.9
Rest of the world	805	1,070	1,135	14.4
Total long-lived assets	52,148	124,618	138,070	1,751.1